Employee Benefit Plans (Schedule Of Expected Long-Term Rate Of Return On Assets Assumptions) (Details)	12 Months Ended
Dec. 31, 2018
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.64%
Pension Plan [Member] | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	7.70%
Pension Plan [Member] | US Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.60%
Pension Plan [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.40%
Pension Plan [Member] | Credit Strategies [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.58%
Pension Plan [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	4.30%
Pension Plan [Member] | Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	4.91%
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.19%
OPEB Plan [Member] | 401(h) Accounts [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.63%
OPEB Plan [Member] | Life Insurance VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.08%
OPEB Plan [Member] | Union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	6.08%
OPEB Plan [Member] | Non-union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	2.90%
OPEB Plan [Member] | Vistra Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	5.29%